CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Deficit
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A common stock, shares subject to possible redemption (in shares)	3,425,689	17,250,000	17,250,000
Class A common stock, redemption price (in dollars per share)	$ 10.17	$ 10.15	$ 10.15
Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued (in shares)	4,312,500	4,312,500	4,312,500
Ordinary shares, shares outstanding (in shares)	4,312,500	4,312,500	4,312,500